Acquisition - Additional Information (Detail)	Dec. 17, 2014 shares	Dec. 05, 2014 shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 16, 2014 $ / shares shares
Business Acquisition [Line Items]
Stock split ratio		2.272727
Common stock, shares outstanding		13,863,647	39,833,023	29,279,522
Common stock, shares authorized			300,000,000	300,000,000
Common stock, par value | $ / shares			$ 0.001	$ 0.001
Preferred stock, shares authorized			10,000,000		10,000,000
Preferred stock, par value | $ / shares			$ 0.001		$ 0.001
Pre-acquisition shares transferred and canceled	11,363,635
Scenario, Previously Reported
Business Acquisition [Line Items]
Common stock, shares outstanding		6,100,000
Pieris Pharmaceuticals GmbH [Member]
Business Acquisition [Line Items]
Aggregate shares issued upon acquisition	20,000,000
Minimum [Member]
Business Acquisition [Line Items]
Common stock, shares authorized					75,000,000
Common stock, par value | $ / shares					$ 0.001
Maximum [Member]
Business Acquisition [Line Items]
Common stock, shares authorized					300,000,000
Common stock, par value | $ / shares					$ 0.001